SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details) - Seamless Group Inc [Member]	Dec. 31, 2021
Operating lease, weighted average remaining lease term	10 months 21 days
Finance lease, weighted average remaining lease term	21 months 24 days
Operating lease, weighted average discount rate, percent	8.05%
Finance lease, weighted average discount rate, percent	7.30%